Income Tax Benefit/(Expense) - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Adjustments for current tax of prior periods	$ 283	$ (18,412)	$ (3,616)
Differences in overseas tax rates	9,397	24,458	5,259
Deferred tax assets not brought to account	$ 65,575	58,157	$ 48,425
U.S. Corporate income tax rate
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate	21.00%			35.00%
Singapore
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Adjustments for current tax of prior periods		18,200
Differences in overseas tax rates		$ 14,000
Australian Government
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Difference in tax rate		30.00%